Financial Instruments - Fair Value Measurement (Details) - Net Book value - DKK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 11,799	kr 10,381
Marketable Securities | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	11,799	10,381
Other
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	201	371
Other | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	150	344
Other | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 51	kr 27